SCHEDULE OF PRODUCT INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue by product	$ 3,686,179	$ 5,862,575	$ 8,189,289	$ 10,111,422
Cellular boosters and related accessories [member]
IfrsStatementLineItems [Line Items]
Revenue by product	48,000	276,000	517,000	897,000
Rugged devices and related accessories [member]
IfrsStatementLineItems [Line Items]
Revenue by product	$ 3,638,000	$ 5,587,000	$ 7,672,000	$ 9,214,000